Related Party Transactions - Schedule of Names of the Related Party (Details)	12 Months Ended
Dec. 31, 2025
Hainan Huiliu Tianxia Network Technology Co., Ltd. (“Hainan Huiliu”) [Member]
Schedule of Names of the Related Party [Line Items]
Relationship with the Company	Entity controlled by a totalling shareholder
Peilin Yu [Member]
Schedule of Names of the Related Party [Line Items]
Relationship with the Company	Shareholder of Beijing Quhuo